Significant accounting policies (Details) - 12 months ended Dec. 31, 2022	USD ($)	CAD ($)
Significant accounting policies [Abstract]
Voting rights	50.00%
Deposit	$ 4,517,073
Share subscriptions value	$ (50,051,595)	$ 67,789,880